-------------------------------------------------------------------------------



MICHIGAN
DAILY
TAX FREE
INCOME
FUND, INC.





                               Semi-Annual Report
                                 August 31, 1996
                                   (Unaudited)






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
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MICHIGAN
DAILY TAX FREE                          600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                             (212) 830-5200

===============================================================================




Dear Shareholder:



We are pleased to present the semi-annual report of Michigan Daily Tax Free Income Fund, Inc. for the period March 1, 1996 through August 31, 1996.

The Fund had net assets of $56,564,019 and 354 active shareholders as of August 31, 1996. Dividends earned on a share held throughout the period were $.014 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 2.78% yield on an annual basis.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,

/s/ Steven W. Duff

Steven W. Duff
President



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

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31,1996
(UNAUDITED)

===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ----------------
     Face                                                                     Maturity                  Value             Standard
    Amount                                                                      Date         Yield     (Note 1)   Moody's & Poor's
    ------                                                                      ----         -----      ------    -------   ------
Other Tax Exempt Investments (12.78%)
-----------------------------------------------------------------------------------------------------------------------------------
$   550,000   Dearborn, MI Sewage Disposal System
              MBIA Insured                                                    04/01/97       3.61%   $   559,842      Aaa      AAA
  1,650,000   Delta County, MI EDC (Mead Paper) - Series B
              LOC Union Bank of Switzerland                                   10/09/96       3.30      1,650,000      P1
  2,000,000   Michigan Municipal Bond Authority - Series B                    07/25/97       3.90      2,009,420              SP-1+
  1,000,000   Michigan Municipal Bond Authority RN - Series 1995C             09/06/96       3.89      1,000,043              SP-1+
  2,000,000   Michigan Municipal Bond Authority RN - Series 1996A             07/03/97       3.85      2,009,580              SP-1+
-----------                                                                                          -----------
  7,200,000   Total Other Tax Exempt Investments                                                       7,228,885
-----------                                                                                          -----------
Other Variable Rate Demand Instruments (b) (66.44%)
-----------------------------------------------------------------------------------------------------------------------------------
$   945,000   Birmingham, MI EDC Limited Obligation RB
              (Brown St. Assoc. Project) - Series 1983
              LOC Michigan National Bank                                      12/01/18       3.88%   $   945,000      A1
  2,000,000   City of Detroit, MI Water Supply System RB
              Second Lien Bonds - Series 1995                                 07/01/25       3.60      2,000,000               A1+
  1,000,000   Dearborn, MI EDC
              LOC Mellon Bank, N.A.                                           03/01/25       3.55      1,000,000               A1
    800,000   Detroit Water Bond 1993
              FGIC Insured                                                    07/01/13       3.50        800,000    VMIG-1     A1+
  2,000,000   EDC Farmington Hills - Carefour
              LOC Bankers Trust Company                                       09/01/15       3.62      2,000,000      A1
    600,000   Grand Rapids, MI (Water Supply)
              LOC Societe Generale                                            01/01/20       3.35        600,000    VMIG-1
  1,500,000   Holland, MI EDC
              LOC Industrial Bank of Japan, Ltd.                              03/01/13       3.85      1,500,000               A1
  3,000,000   Jackson County, MI EDC (Thrifty Leoni)
              LOC First National Bank of Chicago/ National Bank of Detroit    12/01/14       3.63      3,000,000     Aa2
    600,000   Melvindale, MI EDC (Des Jardin)
              LOC First National Bank of Chicago/ National Bank of Detroit    09/01/00       3.75        600,000      P1
  1,000,000   Michigan JDA (Gordon Food Services) - Series 1985
              LOC Rabobank Nederland                                          08/01/15       3.40      1,000,000     Aaa
  2,500,000   Michigan JDA (Kentwood Residence Association)
              LOC First Bank Systems                                          11/01/14       3.70      2,500,000               A1
  1,000,000   Michigan JDA (Mazda Motors)
              LOC Sumitomo Bank, Ltd.                                         10/01/08       3.65      1,000,000    VMIG-1



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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
      Face                                                                  Maturity                     Value            Standard
     Amount                                                                   Date         Yield       (Note 1)   Moody's & Poor's
     ------                                                                   ----         -----        ------    -------   ------

Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,435,000   Michigan State (Allied Signal)                               04/01/99       3.60%   $ 2,435,000               A1
  1,000,000   Michigan State HDA (Harbortown LTD Dividend)
              LOC Bankers Trust Company                                    06/01/04       3.63      1,000,000    VMIG-1
  1,000,000   Michigan State HDA Rental Housing RB - Series 1994C
              LOC Credit Suisse                                            10/01/23       3.50      1,000,000               A1+
  2,000,000   Michigan State Strategic Fund Ltd. Obligation
              (Louisiana Pacific Corporation)
              LOC Wachovia Bank & Trust Co., N.A.                          09/01/09       3.55      2,000,000      Aa2
  1,000,000   Michigan Strategic Fund (Grayling Generating Project)
              LOC Barclays Bank PLC                                        01/01/14       3.55      1,000,000    VMIG-1
    600,000   Michigan Strategic Fund (Natech Group) (c)
              LOC First National Bank of Chicago/ National Bank of Detroit 08/01/02       3.75        600,000
  2,000,000   Michigan Strategic Fund
              (National Rubber Incorporated Project)
              LOC National Bank of Canada                                  09/01/11       3.65      2,000,000      P1
    700,000   Michigan Strategic Fund
              (Pilot Industry Incorporated Project)
              LOC First National Bank of Chicago/ National Bank of Detroit 06/01/99       3.90        700,000      P1       A1+
  2,000,000   Michigan Strategic Fund (Sugar Company)
              LOC Trust Co. Bank of Georgia                                11/01/03       3.50      2,000,000      Aa3
    600,000   Michigan Strategic Fund (Wayne Disposal Project)
              LOC Comerica Bank                                            04/01/99       3.70        600,000               A1
  1,000,000   Michigan Strategic Fund Limited Obligation RB
              (Mechanics Uniform Rental Company Project) - Series 1995 (c)
              LOC Comerica Bank                                            08/01/15       3.65      1,000,000
  1,000,000   Michigan Strategic Fund PCRB
              (Consumers Power) - Series 1993A
              LOC Canadian Imperial Bank of Commerce                       06/15/10       3.65      1,000,000               A1+
  1,300,000   Regents of University of Michigan RB
              (Medical Care Plan) - Series A                               12/01/27       3.85      1,300,000    VMIG-1     A1+
  2,000,000   Royal Oak, MI HFA HRB
              (William Beaumont Hospital) - Series J (c)                   01/01/03       3.75      2,000,000
  2,000,000   Van Buren, MI (Daiken Clutch)
              LOC Sanwa Bank, Ltd.                                         03/01/97       4.00      2,000,000      Aa3
 ----------                                                                                        ----------
 37,580,000   Total Other Variable Rate Demand Instruments                                         37,580,000
 ----------                                                                                        ----------

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                       See Notes to Financial Statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1996
(UNAUDITED)

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
      Face                                                                  Maturity                    Value             Standard
     Amount                                                                   Date         Yield       (Note 1)   Moody's & Poor's
     ------                                                                   ----         -----        ------    -------   ------
Put Bonds (d) (7.95%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Michigan Strategic Fund
              (Donnelly Corporation Project) - Series 1988
              LOC ABN AMRO Bank N.V.                                       10/01/96       3.80%   $ 2,500,000      P1       A1+
  1,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Reynolds Metals Corporation)
              LOC ABN AMRO Bank N.V.                                       09/01/96       3.60      1,000,000    VMIG-1     A1+
  1,000,000   Township of Bruce, MI HFA
              (Sisters of Charity Health Care System)
              LOC Morgan Guaranty Trust Company                            11/01/96       3.65      1,000,000    VMIG-1     A1+
-----------                                                                                       -----------
  4,500,000   Total Put Bonds                                                                       4,500,000
-----------                                                                                       -----------
Revenue Bond (1.77%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbott Laboratories) - Series 83A                           03/01/97       3.41%   $ 1,000,000      Aa1      AAA
-----------                                                                                       -----------
  1,000,000   Total Revenue Bond                                                                    1,000,000
-----------                                                                                       -----------

Tax Exempt Commercial Paper (6.19%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,400,000   Delta County, MI (Mead Paper) - Series B
              LOC Union Bank of Switzerland                                10/16/96       3.45%   $ 1,400,000      P1
  2,100,000   Delta County, MI EDC (Mead Escanaba) - Series A
              LOC Swiss Bank Corporation                                   10/23/96       3.50      2,100,000      P1
-----------                                                                                       -----------
  3,500,000   Total Tax Exempt Commercial Paper                                                     3,500,000
-----------                                                                                       -----------

Variable Rate Demand Instruments - Private Placements (b) (4.76%)
-----------------------------------------------------------------------------------------------------------------------------------
$   192,000   Charlevoix, MI (Hoskins)
              LOC Chase Manhattan Bank, N.A.                               11/01/99       5.36%   $   192,000      P1       A1
  2,500,000   Kalamazoo, MI EDC
              (WBC Properties Limited Partnership Project) - Series 1985
              LOC Old Kent Bank & Trust Co.                                09/01/15       3.60      2,500,000      P1       A1+
-----------                                                                                       -----------
  2,692,000   Total Variable Rate Demand Instruments - Private Placements                           2,692,000
-----------                                                                                       -----------
              Total Investments (99.89%) Cost ($56,500,885+)                                       56,500,885
              Cash and Other Assets, In Excess of Liabilities (0.11%)                                  63,134
                                                                                                  -----------
              Net Assets, (100%) 56,582,809 Shares Outstanding (Note 3)                           $56,564,019
                                                                                                  -----------
              Net Asset Value, Offering and Redemption Price Per Share                            $      1.00
                                                                                                  ===========
              + Aggregate cost for federal income tax purposes is $56,498,455.

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                       See Notes to Financial Statements.

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===============================================================================


FOOTNOTES:


(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.


KEY:

     EDC      =   Economic Development Corporation            PCFA      =   Pollution Control Finance Authority
     HDA      =   Health Development Authority                PCRB      =   Pollution Control Revenue Bond
     HFA      =   Hospital Finance Authority                  RB        =   Revenue Bond
     HRB      =   Hospital Revenue Bond                       RN        =   Revenue Note
     JDA      =   Job Development Authority




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                       See Notes to Financial Statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1996
(UNAUDITED)

===============================================================================


INVESTMENT INCOME
Income:
  Interest......................................................................    $           1,035,760
                                                                                    ---------------------
Expenses: (Note 2)
  Investment management fee.....................................................                   87,398
  Administration fee............................................................                   61,179
  Shareholder servicing fee.....................................................                   58,265
  Custodian expenses............................................................                    2,944
  Shareholder servicing and related shareholder expenses........................                   13,335
  Legal, compliance and filing fees.............................................                   10,803
  Audit and accounting..........................................................                   25,860
  Directors fees...............................................................                     2,439
  Other.........................................................................                    1,995
                                                                                    ---------------------
    Total expenses..............................................................                  264,218
      Less fees waived..........................................................    (              23,306)
      Expenses paid indirectly..................................................    (               4,898)
                                                                                    ---------------------
      Net expenses..............................................................                  236,014
                                                                                    ---------------------
Net investment income...........................................................                  799,746

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................                    1,222
                                                                                    ---------------------
Increase in net assets from operations..........................................    $             800,968
                                                                                    =====================

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                       See Notes to Financial Statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


===============================================================================


                                                                  Six Months Ended
                                                                   August 31, 1996              Year Ended
                                                                     (Unaudited)             February 29, 1996
                                                                      ---------              -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
  Net investment income.....................................      $        799,746             $     1,862,142
  Net realized gain (loss) on investments...................                 1,222                       1,208
                                                                  ----------------             ---------------

  Increase in net assets from operations....................               800,968                   1,863,350

Dividends to shareholders from net investment income........      (        799,746)*           (     1,862,142)*
Capital share transactions (Note 3).........................      (        947,041)                  2,184,435
                                                                  ----------------             ---------------
      Total increase (decrease).............................      (        945,819)                  2,185,643
Net assets:
  Beginning of period.......................................            57,509,838                  55,324,195
                                                                  ----------------             ---------------
  End of period.............................................      $     56,564,019             $    57,509,838
                                                                  ================             ===============

* Designated as exempt-interest dividends for Federal income tax purposes.



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                       See Notes to Financial Statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

===============================================================================

1. Summary of Accounting Policies

Michigan Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions  are  recorded on the  identified  cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .30% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the period ended August 31, 1996.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee .

-------------------------------------------------------------------------------

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===============================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended August 31, 1996, the Distributor voluntarily waived shareholder servicing fees of $23,306.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $9,926 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $4,898.

3. Capital Stock.

At August 31, 1996, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $56,582,809. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                           Six Months
                                                              Ended                         Year Ended
                                                         August 31, 1996                 February 29, 1996
                                                         ---------------                 -----------------
Sold........................................                   66,752,334                      142,903,415
Issued on reinvestment of dividends.........                      759,081                        1,817,407
Redeemed....................................           (       68,458,456)             (       142,536,387)
                                                        -----------------               ------------------
Net increase (decrease).....................           (          947,041)                       2,184,435
                                                        =================               ==================

4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 1996 amounted to $18,790. At August 31, 1996 the Fund had tax basis capital losses of $21,220 which may be carried forward to offset future capital gains. Such losses expire between February 29, 2000 and February 28, 2001.

5.  Concentration  of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Michigan and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 73% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================

6. Selected Financial Information.


                                                   Six Months
                                                      Ended         Year Ended                 Year Ended               Year Ended
                                                    August 31,      February 29,               February 28,            February 29,
                                                --------------    --------------    ---------------------------------  ------------
                                                       1996             1996          1995       1994        1993           1992
                                                --------------    --------------    ------     --------    ----------  ------------
Per Share Operating Performance:

(for a share outstanding throughout the period)

Net asset value, beginning of period            $    1.00        $      1.00       $  1.00     $  1.00    $  1.00     $    1.00
                                                -----------      -------------     ---------   ---------  ---------   -----------
Income from investment operations:
Net investment income...........                     0.014              0.032         0.025       0.019      0.023         0.038

Dividends from net investment income              (  0.014)          (  0.032)      ( 0.025)    ( 0.019)   ( 0.023)     (  0.038)
                                                -----------      -------------     ---------   ---------  ---------   -----------

Net asset value, end of period..                $    1.00        $      1.00       $  1.00     $  1.00    $  1.00     $    1.00
                                                ===========      =============     =========   =========  =========   ============

Total Return....................                     2.78%*             3.23%         2.56%       1.88%      2.33%         3.82%

Ratios/Supplemental Data

Net assets, end of period (000).                $   56,564       $     57,510      $ 55,324   $ 68,401     $ 83,101     $ 119,535

Ratios to average net assets:
Expenses........................                      .83%*(a)(b)       0.82%(a)(b)   0.75%(b)   0.74%(b)     0.68%(b)     0.64%(b)
Net investment income...........                     2.75%*(b)          3.17%(b)      2.53%(b)   1.86%(b)     2.32%(b)     3.73%(b)


*  Annualized

(a) Includes custodian fees paid indirectly equivalent to .02% and .02% of average net assets.

(b) Net of investment management, administration and shareholder servicing fees waived equivalent to .08%, .10%, .28%, .30%, .25%, and .25% of average net assets.



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

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------------------------------------------


Michigan Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020

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